Taxes payable - Schedule of Taxes Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Taxes payable [abstract]
Income tax (IRPJ and CSLL)	R$ 385,819	R$ 366,366
Contributions over revenue (PIS and COFINS)	95,026	76,719
Withholding income tax	45,896	43,238
Taxes on services (ISS)	14,802	13,367
Withholding taxes from services taken	5,230	5,392
Social security levied on gross revenue (INSS)	3,927	1,239
Other taxes and contributions	9,550	7,978
Total taxes payable	R$ 560,250	R$ 514,299